STROOCK & STROOCK & LAVAN LLP
180 Maiden Lane
New York, New York 10038

July 30, 2014

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention:  Ms. Anu Dubey

Re:	A&Q Multi-Strategy Fund
(formerly, O’Connor Fund of Funds: Multi-Strategy)
(File Nos. 333-182705 and 811-22500)

Dear Ms. Dubey:

On behalf of A&Q Multi-Strategy Fund (the “Fund”), transmitted for filing with the Securities and Exchange Commission (the “Commission”) is Post-Effective Amendment No. 4 (the “Amendment”) to the Fund’s Registration Statement on Form N-2 under the Securities Act of 1933, as amended (the “Registration Statement”) (also constituting Amendment No. 8 to the Fund’s Registration Statements on Form N-2 under the Investment Company Act of 1940, as amended).

Accompanying this filing are requests for acceleration, on behalf of the Fund and UBS Financial Services Inc., the Fund’s distributor, of the Amendment to Friday, August 1, 2014, or as soon thereafter as practicable.

The Amendment is marked to show changes from the versions of the prospectus and statement of additional information (“SAI”) included in Post-Effective Amendment No. 3 to the Fund’s Registration Statement (“Amendment No. 3”) filed with the Commission on May 23, 2014.  These changes consist of those made in response to comments of the staff (the “Staff”) of the Commission relating to Amendment No. 3, that were provided to Lauren Connolly of this office by Ms. Anu Dubey of the Staff by telephone on July 8, 2014, as well as various stylistic changes and disclosure clarifications.

Set forth below is a summary of the Staff’s comments and the Fund’s responses thereto.  For the convenience of the Staff, the comments have been repeated in the headings below, and the Fund’s response follows each heading.  Capitalized terms used but not defined herein have the meanings assigned to them in the Amendment.

PROSPECTUS

Cover Page

Comment 1.            In the table, please add the per share price to the public.  See Item 1.1.g of Form N-2 and Instruction 1 thereto.

Response 1.           While such information would be meaningful to investors in the initial public offering of a newly-organized, traditional, closed-end fund engaged in a firm underwriting, we believe that it is impracticable to disclose the per share price to the public to investors in a continuously-offered closed-end fund, such as the Fund.  Unlike a traditional, underwritten closed-end fund that completes its offering at a specific price to the public, the Fund will offer Shares to the public as of the first business day of each month at the Fund’s then current net asset value per Share.  We note that other continuously offered closed-end funds do not include per share price to the public—see, for example, Arden Sage Multi-Strategy Fund, L.L.C. (333-177737), Ironwood Multi-Strategy Fund LLC (333-190034) and Lazard Alternative Strategies 1099 Fund (333-175797).

Please be advised that this comment previously was raised by the Staff in connection with the initial Registration Statement of A&Q Masters Fund (formerly, O’Connor Fund of Funds: Masters) (333-189732).  We resolved the issue satisfactorily in A&Q Masters Fund’s prospectus by adding the following footnote to the table on the outside front cover, which we also have added here:  “Shares may be purchased as of the first business day of each month at the Fund’s then current net asset value per Share.”

Prospectus Summary—Investment Strategies of Investment Managers—Merger Arbitrage

Comment 2.            The disclosure indicates that the investment strategy may involve transactions other than mergers (e.g., special situations).  Please consider revising the caption to be more accurate and making conforming changes in the prospectus to the caption “Investment Program—Investment Strategies of Investment Managers—Merger Arbitrage.”

Response 2.           The relevant captions have been revised as follows:  “Merger Arbitrage/Event-Driven.”

Prospectus Summary—The Offering

Comment 3.            Please revise the penultimate sentence of the last paragraph to clarify that the investment minimums may not be reduced to less than $25,000.

Response 3.           Please note that the first sentence of the last paragraph states that the minimum initial investment may be reduced in the Adviser’s sole discretion, but not below $25,000.

Prospectus Summary—Risk Factors

Comment 4.            The disclosure states that the Fund may contractually forego its rights to vote its interest in an Investment Fund.  Please indicate to us whether the Fund’s Board of Directors has adopted policies and procedures for waiving the Fund’s voting rights.

Response 4.           We advise you that the aforementioned policy has been discussed with and reviewed by the Board of Directors of the Fund.

Summary of Fund Expenses

Comment 5.            Please reformat the footnote to the Example that excludes sales loads so that it will not be confused with the presentation of the Example required by Item 3 of Form N-2.  In addition, please explain to us why the Example does not include the impact of the Incentive Fee.  See Instruction 7.a to Item 3 of Form N-2.

Response 5.           The asterisked footnote to the Example has been reformatted so as to not be confused with the presentation of the Example required by Item 3 of Form N-2.  Please see the definitive version of the Fund’s prospectus filed with the Commission pursuant to Rule 497 under the 1933 Act on August 6, 2013 as an illustration of the manner in which the Example previously was formatted.

The Example illustrates the fixed expenses an investor will bear, directly or indirectly, on a $1,000 investment, assuming a 5% annual return.  The Fund pays the Adviser an Incentive Fee in an amount equal to 5% of the Fund’s net profits.  In light of the requirement to include in the Example the Fund’s Acquired fund fees and expenses—8.73%—and the assumption of a 5% annual return, the Fund will not earn an Incentive Fee, as the Fund’s “net profits,” by definition, are calculated net of Fund expenses.

Comment 6.            Please modify or qualify the sentence “The example does not present actual expenses,” which is inaccurate.

Response 6.           The disclosure has been revised as follows:  “The example ~~does not present actual~~ is based on the fees and expenses~~,~~ set forth in the table above, but does not reflect the Incentive Fee ~~and~~.  The example should not be considered a representation of future expenses.”

Comment 7.            The disclosure of the Fund’s total return for the period from March 29, 2011 (commencement of operations) to March 31, 2014 does not reflect deduction of a sales load.  Please precede this with a statement of the Fund’s total return for the period including the deduction of a sales load, as the total return including the deduction should be more prominent.

Response 7.           It is respectfully requested that the comment be waived.  Form N-2 does not mandate the manner in which the Fund must disclose its total return since inception, or even require that the Fund disclose such figure.  The Fund believes that it is appropriate to disclose only its total return since inception excluding a sales load, in light of the fact that the sales load is waivable and that the amount of any such load will be determined in the sole discretion of the applicable financial advisor.  Additionally, please note that the sentence following the disclosure of the Fund’s total return since inception notes that if deduction of a sales load had been reflected, the total return for the period would have been lower.

Risk Factors—Employing a “Fund of Funds” Strategy Involves Risks Not Present in Direct Investment Programs

Comment 8.            The disclosure states that the Fund will not be able to avail itself of the protections of the 1940 Act with respect to the Investment Funds.  Please clarify that the Fund will itself be registered under the 1940 Act.

Response 8.           The disclosure has been revised as follows:

While the Fund may invest in registered investment companies, the Investment Funds generally will not be registered as investment companies under the Investment Company Act.  ~~and, therefore,~~ Therefore, despite the fact that the Fund itself is registered under the Investment Company Act, the Fund will not be able to avail itself of the protections of the Investment Company Act with respect to the Investment Funds, including certain corporate governance protections, such as the requirement of having a substantial number of independent board members, and statutory protections against self-dealing by the Investment Managers.

Comment 9.            The disclosure states that the Fund may be required to indemnify certain of the Investment Funds and their Investment Managers from any liability, damage, cost or expense arising out of, among other things, breaches of representations and warranties included in the Investment Fund’s subscription documents and certain acts or omissions relating to the offer or sale of the Fund’s Shares, and that shareholders may be exposed, indirectly, to these indemnification obligations as well as to the indemnification obligations of the Investment Managers to the respective service providers they employ.  Please disclose that the Fund will not indemnify with respect to any disabling conduct set forth in Section 17(i) of the 1940 Act.  In addition, please explain to us why the Fund should indemnify Investment Managers in regard to the respective service providers they employ, and indicate to us whether the Fund’s board of directors considered such broad indemnification to be the obligation of the Fund.  Please make any necessary conforming changes to the disclosure in the prospectus summary under the caption “Risk Factors.”

Response 9.           It is respectfully requested that the comment be waived.  First, we note that Section 17(i) of the 1940 Act has no application here as it applies only to contracts or agreements under which a person undertakes to acts as investment adviser of, or principal underwriter for, a registered investment company.  We are not aware of any statute or rule that prohibits or limits a registered investment company from generally entering into commercially reasonable contractual obligations, including ones that provide for indemnification.  Nevertheless, we advise you that the Fund does not intend to indemnify the Investment Funds or their Investment Managers with respect to any disabling contact set forth in Section 17(i) of the 1940 Act.

The risk disclosure in question refers to the fact that the Fund may be required to indemnify underlying Investment Funds and their Investment Managers for breaches by the Fund of representations and warranties made in the Investment Fund’s subscription documents and for other similar matters.  The indemnity may be for a direct loss suffered by an Investment Fund or Investment Manager as a result of the Fund’s breach, or it may be for an indirect loss suffered by an Investment Fund or Investment Manager as a consequence of the loss suffered by a service provider stemming from the Fund’s breach.  In either case, if any such indemnity is called upon, Fund shareholders would be exposed indirectly.

The disclosure has been revised as follows:

The Fund may be required to indemnify certain of the Investment Funds and their Investment Managers from any liability, damage, cost or expense arising out of, among other things, breaches of representations and warranties included in the Investment Fund’s subscription documents and certain acts or omissions relating to the offer or sale of the Fund’s Shares, or from liability of an Investment Fund or an Investment Manager to a service provider arising out of the same breach.  Shareholders may be exposed, indirectly, to these indemnification obligations ~~as well as to the indemnification obligations of the Investment Managers to the respective service providers they employ~~.

Please note that, as required by Item 30 of Form N-2, the Fund discloses in the Part C that it will apply the indemnification provisions of the Trust Agreement and Investment Advisory Agreement in a manner consistent with Release 40-11330 of the Commission under the 1940 Act, so long as the interpretation therein of Sections 17(h) and 17(i) of the 1940 Act remains in effect.

Risk Factors—Investments in High-Yield Securities May Have an Adverse Effect

Comment 10.          Please add disclosure to the prospectus summary regarding the Fund’s ability to invest in high-yield securities.  In addition, please add references to “junk bonds” both in this section and to the prospectus summary.

Response 10.         The disclosure and references have been added, as requested.

Risk Factors—Investment Funds May Invest Significantly in Volatile Sectors and Markets

Comment 11.          The disclosure refers to the extent to which the Fund’s portfolio is concentrated in the securities of issuers in a single industry.  Please clarify this disclosure, as the Fund has a fundamental investment policy against concentrating its assets in the securities of issuers in a single industry.

Response 11.         The disclosure has been revised as follows:

One or more Investment Managers, from time to time, may invest a substantial portion of its Investment Fund’s assets in an industry sector.  As a result, the investment portfolios of these Investment Funds (as well as the Fund’s portfolio) may be subject to greater risk and volatility than if investments had been made in a broader range of issuers.  In addition, an Investment Fund’s emphasis in a particular sector may be especially volatile.  To the extent that ~~the Fund’s portfolio (which, for this purpose, means the aggregate securities positions held by the Investment Managers)~~ an Investment Fund concentrates its portfolio ~~is concentrated~~ in securities of issuers in a single industry, the risk of any investment decision is increased.

Use of Proceeds

Comment 12.          The disclosure states that the Fund will invest the net proceeds from the sale of Shares in accordance with the Fund’s investment objective and policies and principal strategies as soon as practicable.  Please disclose how long it will take the Fund to invest all or substantially all of the proceeds in accordance with its investment objective.  If the time period is more than three months, please disclose the reason for the delay.  See Item 7.2 of Form N-2 and Guide 1 thereto.

Response 12.         It is respectfully requested that the comment be waived.  Item 7 of Form N-2 requires, in part, that a registrant disclose how long it is expected to take to fully invest the net proceeds of the offering in accordance with the registrant’s investment objectives and policies.  The Fund is continuously offered and, unlike a traditional, underwritten closed-end fund that completes its offering and promptly invests its cash, the Fund constantly raises funds from the sale of Shares and manages its cash position to make investments, pay expenses and pay withdrawing investors.  The Fund, in this respect, is more akin to a mutual fund, and we note that Form N-1A does not have a comparable item.

Please be advised that this comment previously has been raised by the Staff in connection with prior Registration Statements or post-effective amendments to Registration Statements of the Fund and other sister funds, and in each case the foregoing explanation resolved the issue satisfactorily and the disclosure remained as originally filed.  The comment was raised most recently in connection with the Staff’s review of the Registration Statements of A&Q Aggregated Alpha Strategies Fund LLC, A&Q Alternative Fixed-Income Strategies Fund LLC, A&Q Event Fund LLC and A&Q Long/Short Strategies Fund LLC.  I refer you to correspondences from the undersigned to you dated April 11, 2014, April 14, 2014 and April 29, 2014.

We also note that other continuously offered closed-end funds do not give a specific time frame for the investment of proceeds—see, for example, Aetos Capital Distressed Investment Strategies Fund, LLC (333-194893), Arden Sage Multi-Strategy Fund, L.L.C. (333-177737), Blackstone Alternative Alpha Fund (333-196629) and Ironwood Multi-Strategy Fund LLC (333-190034).

Management of the Fund—Portfolio Managers

Comment 13.          In the first sentence of the first paragraph, please add “jointly and primarily” before “responsible for the selection . . . .”

Response 13.         The disclosure has been revised, as requested.

Management of the Fund—Additional Administrative and Custodial Services

Comment 14.          Please identify the Fund’s transfer agent and dividend paying agent and state their respective business addresses, as well as the business address of the Fund’s custodian.  See Item 9.1.e of Form N-2.

Response 14.         The disclosure has been revised, as requested.

STATEMENT OF ADDITIONAL INFORMATION

Additional Investment Policies—Fundamental Policies

Comment 15.          The disclosure states that if a percentage restriction is adhered to at the time of an investment or transaction, a later change in percentage resulting from a change in the values of investments or the value of the Fund’s total assets, unless otherwise stated, will not constitute a violation of such restriction or policy.  Please clarify that a later change in percentage may constitute a violation of the restriction on borrowing.  See Section 18(f)(1) of the 1940 Act.

Response 15.         It is respectfully requested that the comment be waived.  First, we note that Section 18(f)(1) of the 1940 Act applies only to open-end funds and, therefore, is inapplicable for our purposes.  Furthermore, while Section 18(a)(1)(C) is applicable, the scenario contemplated thereby (i.e., asset coverage falling to less than 100%) is not a realistic risk associated with an investment in the Fund, as the Fund is authorized to borrow money only for temporary purposes.  Furthermore, under the Fund’s credit facility, the Fund is permitted to borrow up to $94 million, provided that the aggregate principal amount of the Fund’s borrowings does not exceed an amount equal to 15% of its net asset value (approximately $607.6 million as of May 31, 2014).  Even if, therefore, the Fund’s net asset value decreased to less than $188 million, the Fund would be able to borrow only up to $28.2 million.

Investment Advisory Services; Administration Services—The Adviser

Comment 16.          The disclosure states the aggregate fees paid by the Fund to the Adviser pursuant to the Investment Advisory Agreement for the last three fiscal years.  Please disclose any credits that reduced the advisory fee for any of those fiscal years, or indicate to us that there were no such credits.  See Item 20.1.c of Form N-2.

Response 16.         We advise you that there were no credits that reduced the advisory fee during the last three fiscal years.

*     *     *     *     *     *     *     *

In addition to the foregoing changes, the Amendment formally incorporates the Fund’s audited financial statements for the fiscal year ended March 31, 2014 and summary financial highlights derived therefrom.  A consent from the Fund’s auditor, Ernst & Young LLP, is included as an exhibit to the Amendment.  The Amendment also includes certain other updating of Fund financial information, numerical data and disclosure clarifications.

Please be advised that concurrent with the filing of the Amendment, the following additional items are being submitted:

1.           A separate letter from the Fund in which the Fund acknowledges that:

•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•
the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Fund may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

2.	Requests on behalf of the Fund and UBS Financial Services Inc. seeking acceleration of the effectiveness of the Amendment to Friday, August 1, 2014, or as soon thereafter as practicable.

We hope the Staff finds this letter and the revisions in the prospectus and SAI responsive to the Staff’s comments.  Should you have any questions or comments, please feel free to contact me at 212.806.6274 or Gary L. Granik of this office at 212.806.5790.

Very truly yours,

/s/ Brad A. Green
Brad A. Green

cc: Gary L. Granik

A&Q MULTI-STRATEGY FUND
c/o UBS Alternative and Quantitative Investments LLC
677 Washington Boulevard
Stamford, Connecticut 06901

July 30, 2014

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Attention:  Ms. Anu Dubey

Re:	A&Q Multi-Strategy Fund
(formerly, O’Connor Fund of Funds: Multi-Strategy) (the “Fund”)
Post-Effective Amendment No. 4 to Form N-2 Registration Statement
(File Nos. 333-182705; 811-22500)

Ladies and Gentlemen:

Pursuant to Rule 461 promulgated under the Securities Act of 1933, as amended, the Fund hereby requests acceleration of the effective date of the above-referenced Amendment to the Fund’s Registration Statement on Form N-2 to August 1, 2014, or as soon thereafter as practicable.

Very truly yours,

A&Q MULTI-STRATEGY FUND

By:	/s/ Dylan Germishuys
	Name:	Dylan Germishuys
	Title:	Authorized Person

UBS FINANCIAL SERVICES INC.
1285 Avenue of the Americas
New York, New York 10019

July 30, 2014

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549
Attention:  Ms. Anu Dubey

Re:	A&Q Multi-Strategy Fund
(formerly, O’Connor Fund of Funds: Multi-Strategy) (the “Fund”)
Post-Effective Amendment No. 4 to Form N-2 Registration Statement
(File Nos. 333-182705; 811-22500)

Ladies and Gentlemen:

Pursuant to Rule 461 under the Securities Act of 1933, as amended, UBS Financial Services Inc., as underwriter, hereby joins the Fund in requesting that the effective date of the above-referenced Amendment to the Fund’s Registration Statement be accelerated so that it will be declared effective on August 1, 2014, or as soon thereafter as practicable.

Securities of the Fund are being sold on a best efforts basis.  No preliminary prospectuses have been or will be distributed before the date of effectiveness of the above-referenced Amendment to the Fund’s Registration Statement.  Prospective investors will receive final prospectuses.

Sincerely,

UBS FINANCIAL SERVICES INC.

By:	/s/ Anna Gindes
	Name:	Anna Gindes
	Title:	Authorized Person

A&Q MULTI-STRATEGY FUND
c/o UBS Alternative and Quantitative Investments LLC
677 Washington Boulevard
Stamford, Connecticut 06901

July 30, 2014

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549
Attention:  Ms. Anu Dubey

Re:	A&Q Multi-Strategy Fund
(formerly, O’Connor Fund of Funds: Multi-Strategy) (the “Fund”)
File Nos. 333-182705; 811-22500

Ladies and Gentlemen:

At the request of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), and in connection with a request for acceleration by the Fund of Post-Effective Amendment No. 4 to its Registration Statement on Form N-2, File No. 333-182705, the undersigned Fund acknowledges the following:

•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•
the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing;  and

•	the Fund may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

A&Q MULTI-STRATEGY FUND

By:	/s/ Dylan Germishuys
	Name:	Dylan Germishuys
	Title:	Authorized Person